Employee benefits	12 Months Ended
Dec. 31, 2020
Defined benefit plan assets and liabilities [Abstract]
Defined benefit assets

25.	Defined benefit assets

(a) Defined benefit obligations and plan assets

The Group has operated a defined benefit plan and calculates defined benefit obligations based on the employee’s pension compensation benefits and service period.

Defined benefit obligations and plan assets as of December 31, 2019 and 2020 are as follows:

	2019		2020
Present value of defined benefit obligations	~~W~~	2,063,102	2,182,464
Fair value of plan assets		(1,943,644)	(2,138,324)

Recognized liabilities for defined benefit obligations (*)	~~W~~	119,458	44,140

(*)

The net defined benefit obligation of ~~W~~119,458 million as of December 31, 2019 is the net defined benefit liability of ~~W~~121,140 million less the net plan assets of ~~W~~1,682 million. In addition, the net defined benefit obligation of ~~W~~44,140 million as of December 31, 2020 is the net defined benefit liability of ~~W~~62,514 million less the net plan assets of ~~W~~18,374 million.

(b)	Changes in the present value of defined benefit obligation and plan assets for the years ended December 31, 2019 and 2020 are as follows:

	2019
	Defined benefit obligation		Plan assets	Net defined benefit liability
Beginning balance	~~W~~	1,841,982	(1,714,634)	127,348
Included in profit or loss:
Current service cost		172,490	—	172,490
Past service cost		(1,588)	—	(1,588)
Interest expense (income)		57,253	(54,336)	2,917
Settlement expense (income)		(29)	—	(29)

		228,126	(54,336)	173,790

Included in other comprehensive income:
Remeasurement loss (gain):
- Actuarial gains (losses) arising from :
Demographic assumptions		(7,584)	—	(7,584)
Financial assumptions		53,475	—	53,475
Experience adjustment		8,001	—	8,001
- Return on plan assets excluding interest income		—	21,719	21,719

		53,892	21,719	75,611

Other:
Benefits paid by the plan		(87,066)	80,063	(7,003)
Contributions paid into the plan		—	(252,858)	(252,858)
Settlement loss		216	—	216
Business combination (Note 47)		25,965	(23,598)	2,367
Effect of movements in exchange rates		(13)	—	(13)

		(60,898)	(196,393)	(257,291)

Ending balance	~~W~~	2,063,102	(1,943,644)	119,458

	2020
	Defined benefit obligation		Plan assets	Net defined benefit liability
Beginning balance	~~W~~	2,063,102	(1,943,644)	119,458
Included in profit or loss:
Current service cost		179,390	—	179,390
Past service cost		9,069	—	9,069
Interest expense (income)		57,674	(55,466)	2,208
Settlement expense		(306)	—	(306)

		245,827	(55,466)	190,361

Included in other comprehensive income:
Remeasurement loss (gain):
- Actuarial gains (losses) arising from :
Demographic assumptions		18	—	18
Financial assumptions		(44,424)	—	(44,424)
Experience adjustment		2,957	—	2,957
- Return on plan assets excluding interest income		—	20,027	20,027

		(41,449)	20,027	(21,422)

Other:
Benefits paid by the plan		(83,614)	77,567	(6,047)
Contributions paid into the plan		(268)	(239,570)	(239,838)
Settlement gain or loss		(2,695)	4,053	1,358
Business combination (Note 47)		2,139	(1,291)	848
Effect of movements in exchange rates		(578)	—	(578)

		(85,016)	(159,241)	(244,257)

Ending balance	~~W~~	2,182,464	(2,138,324)	44,140

(*)	Profit and loss related to defined benefit plans are included in the general administrative expense.

(c)	The composition of plan assets as of December 31, 2019 and 2020 are as follows:

	2019		2020
Plan assets comprise:
Equity securities	~~W~~	256,353	74,631
Debt securities		28,094	23,713
Due from banks		1,577,274	1,900,963
Others		81,923	139,017

	~~W~~	1,943,644	2,138,324

(d)	Actuarial assumptions as of December 31, 2019 and 2020 are as follows:

	2019	2020	Description
Discount rate	2.71%~3.17%	2.68%~3.30%	AA0 corporate bond yields
Future salary increase rate	1.80%~4.00% + Upgrade rate	1.90%~4.00% + Upgrade rate	Average for 5 years
Weighted average maturity	8.2 years~ 16.2 years	7.6 years~ 15.4 years

(e)	Sensitivity analysis

As of December 31, 2019 and 2020, reasonably possible changes in one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	2019
	Defined benefit obligation
	Increase		Decrease
Discount rate (1%p movement)	~~W~~	(201,770)	233,057
Future salary increase rate (1%p movement)		231,967	(204,242)

	2020
	Defined benefit obligation
	Increase		Decrease
Discount rate (1%p movement)	~~W~~	(207,093)	233,570
Future salary increase rate (1%p movement)		232,892	(210,305)

(f)	The Group’s estimated contribution is ~~W~~ 188,055 million as of December 31, 2021